Stock Options - Schedule of Fair Value Assumptions Using Black-Scholes Method (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate	0.39%	2.75%
Average expected term (years)	5 years	5 years	5 years
Expected volatility	270.10%	201.30%
Expected dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Risk-free interest rate		1.51%	2.25%
Expected volatility		180.00%	184.45%
Minimum [Member]
Risk-free interest rate		2.75%	3.00%
Expected volatility		413.83%	190.22%